EMPLOYEE BENEFIT PLANS EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year	$ 0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee		50.00%
Pension Contributions	0
Pension Expense	(1,042)	$ (1,137)	$ 5,496
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	59,780	55,591
Service cost	4,807	4,119	3,705
Interest cost	2,120	2,388	2,319
Amendments	0	0
Actuarial gain (loss)	(1,017)	6,025
Benefits paid, excluding settlement	(5,026)	(8,343)
Settlement	0	0
Benefit obligation at end of year	60,664	59,780	55,591
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	133,326	131,647
Actual return on plan assets	(2,586)	10,022
Employer contribution	0	0
Benefits paid, excluding settlement	(5,026)	(8,343)
Settlements	0	0
Fair value of plan assets at end of year	125,714	133,326	131,647
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets				$ 65,050	$ 73,546
Liabilities				0	0
Net amount recognized				65,050	73,546
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss				40,770	31,644
Net prior service cost				(2,747)	(3,159)
Deferred tax assets				(13,975)	(10,581)
Net amount recognized				24,048	17,904	$ 15,565	$ 31,338
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	6,144	2,339	(15,773)
Accumulated benefit obligation				$ 60,040	$ 59,063
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	4,807	4,119	3,705
Interest cost	2,120	2,388	2,319
Expected return on plan assets	(9,444)	(9,055)	(8,988)
Amortization of prior service cost	(413)	(413)	(423)
Defined Benefit Plan, Amortization of Gains (Losses)	1,888	1,824	2,709
Settlement loss	0	0	6,174
Net periodic benefit (income) cost	(1,042)	(1,137)	5,496
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	11,014	5,058	(17,178)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	124
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	413	413	423
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(1,888)	(1,824)	(2,709)
Other Comprehensive Income, Defined Benefit Plans Recognized Net Gain (Loss) Due To Settlements, before Tax	0	0	(6,174)
Total recognized in accumulated other comprehensive income	9,539	3,647	(25,514)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	8,497	2,510	(20,018)
Amortization of loss	1,642	1,780	1,926
Amortization of prior service credit	$ (413)	$ (413)	(413)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate				4.05%	3.76%
Rate of compensation increase				3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.76%	4.62%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%
Fair value measurments	$ 133,326	$ 131,647	131,647	$ 125,714	$ 133,326	$ 131,647
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2016				6,011
2017				3,815
2018				4,397
2019				4,499
2020				5,113
Thereafter				26,421
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	0	$ 0	$ 2,400
Maximum annual contribution per employee, percent		4.00%
Employer matching contribution, percent on first 3% of Earnings		100.00%
Defined Contribution Plan Employee Contribution Percent on which employer matches half of next 2 percent of earnings		50.00%
Cash Surrender Value of Life Insurance				98,300	93,000
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				125,714	133,326
Fair Value, Inputs, Level 1 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				125,714	133,326
Fair Value, Inputs, Level 2 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				0	0
Fair Value, Inputs, Level 3 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				0	0
Cash
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	172
Fair value of plan assets at end of year	181	$ 172
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	172	172		181	172
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	172
Fair value of plan assets at end of year	181	172
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	172	172		181	172
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6,573
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,573			6,573
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6,573
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,573			6,573
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0			0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0			0
Fixed income mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	49,938
Fair value of plan assets at end of year	63,885	49,938
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	49,938	49,938		63,885	49,938
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	49,938
Fair value of plan assets at end of year	63,885	49,938
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	49,938	49,938		63,885	49,938
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	83,216
Fair value of plan assets at end of year	55,075	83,216
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	83,216	83,216		55,075	83,216
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	83,216
Fair value of plan assets at end of year	55,075	83,216
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	83,216	83,216		55,075	83,216
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0		$ 0	$ 0